Stockholders' Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 10 — Stockholders’ Equity
Capital contribution
On January 22, 2016, the Board of Directors of the Company entered into a resolution to increase the registered capital of Forest Food from RMB 5,000,000 ($603,500) to RMB 17,600,000 ($2,124,320).
On February 29, 2016, the Board of Directors of the Company approved a new investment from National Trust Co., Ltd. (the “Investor”), pursuant to which, the Investor agreed to invest RMB 5,999,784 ($915,414) into the Company, of which RMB 704,200 ($107,461) was counted toward the registered capital. After these equity changes, National Trust Co., Ltd. owns a minority interest of 3.85% in Forest Food.
On February 21, 2018, the Company announced the closing of its IPO of 1,680,000 ordinary shares at a price to the public of  $4.00 per share for a total of  $6,720,000 in gross proceeds.
On February 23, 2018, the Company announced that ViewTrade Securities, Inc., who acted as the sole underwriter and book-runner of the Company’s IPO, exercised the full over-allotment option to purchase an additional 252,000 ordinary shares at the IPO price of  $4.00 per share for a total of gross proceeds of approximately $1,008,000 from the exercise of this over-allotment option.
Noncontrolling interest
The Company’s noncontrolling interest consists of the following:
	March 31, 2018	September 30, 2017
Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	39,562	(13,802)
Net loss attributed to non-controlling interest	(6,703)	(5,036)
Total noncontrolling interest	$948,273	$896,576

Note 10 — Stockholders’ Equity

Capital contribution

On January 22, 2016, the Board of Directors of the Company entered into a resolution to increase the registered capital of Forest Food from RMB 5,000,000 (USD 603,500) to RMB 17,600,000 (USD 2,124,320).

On February 29, 2016, the Board of Directors of the Company approved a new investment from National Trust Co., Ltd. (the “Investor”), pursuant to which, the Investor agreed to invest RMB 5,999,784 (USD 915,414) into the Company, of which RMB 704,200 (USD 107,461) was counted toward the registered capital. After these equity changes, National Trust Co., Ltd. owns a minority interest of 3.85% in Forest Food.

Non-controlling interest

The Company’s non-controlling interest consists of the following:

	September 30, 2017	September 30, 2016
Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest	(13,802)	(15,841)
Net loss attributed to non-controlling interest	(5,036)	(4,072)
Total non-controlling interest	$896,576	$895,501